SHARE CAPITAL (Detail) - Weighted Average Assumptions of Non-Employee Stock Options - Non-employee Options [Member] - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Stock price (CAD$)	$ 0.39	$ 0.23	$ 0.23	$ 0.25
Exercise price (CAD$)	$ 0.23	$ 0.23	$ 0.23	$ 0.19
Risk-free interest rate (%)	86.00%	134.00%	1.34%	1.23%
Expected life (years)	1 year 240 days 21 hours 36 minutes	2 years 156 days 22 hours 48 minutes	2 years 156 days	3 years 299 days
Expected volatility (%)	61.00%	87.00%	87.00%	101.00%
Expected dividends ($)